Stock-Based Compensation - Summary of Stock Options Outstanding and Exercised Under Various Stock Options Plans (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Stock Option Activity [Line Items]
Stock Options Outstanding at Beginning of the Period, Shares	75,823,941	85,622,705	88,379,469
Stock Options Granted, Shares	4,180,492	4,063,369	5,417,631
Stock Options Exercised, Shares	(15,681,323)	(8,508,107)	(5,769,586)
Stock Options Cancelled, Shares	(1,151,192)	(5,354,026)	(2,404,809)
Stock Options Outstanding at End of the Period, Shares	63,171,918	75,823,941	85,622,705
Stock Options Exercisable at End of Period, Shares	50,671,654	57,039,334	57,542,065
Weighted-Average Exercise Price Outstanding at Beginning of the Period	$ 27.60	$ 26.80	$ 26.49
Weighted Average Exercise Price Granted	$ 28.65	$ 28.66	$ 23.98
Weighted-Average Exercise Price Exercised	$ 23.12	$ 19.49	$ 19.38
Weighted-Average Exercise Price Cancelled	$ 24.90	$ 28.44	$ 27.03
Weighted-Average Exercise Price Outstanding at End of the Period	$ 28.83	$ 27.60	$ 26.80
Weighted-Average Exercise Price Exercisable	$ 30.12	$ 29.14	$ 28.28
Weighted Average Remaining Contractual Term, Outstanding at the End of the Period	4 years 10 months 24 days	5 years 2 months 12 days	5 years 6 months
Weighted Average Remaining Contractual Term, Exercisable	4 years 2 months 12 days	4 years 4 months 12 days	4 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding	$ 196	$ (42)	$ 15
Aggregate Intrinsic Value, Exercisable	$ 92	$ (120)	$ (76)